AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.9%
Long-Term Municipal Bonds – 102.9%
Alabama – 1.9%
Black Belt Energy Gas District 1.00%, 02/01/2053(a)	$	10,000	$10,135,887
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		3,000	2,983,965
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042		18,565	19,704,939
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046		1,000	992,649
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 1.00% (SOFR + 2.42%), 01/01/2053(a) (b)		10,000	10,281,286
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052		15,000	13,327,441

			57,426,167

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		7,095	7,398,221

Arizona – 1.9%
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(c)		1,000	946,204
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(c)		10,000	8,118,416
Arizona Industrial Development Authority (Kipp New York Public Charter Schools - Jerome Facility Project) Series 2021-B 4.00%, 07/01/2061		2,000	1,586,208
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c) (d) (e)		10,420	6,773,000
Series 2021-A 5.50%, 07/01/2031(c) (d) (e)		480	312,000
6.00%, 07/01/2051(c) (d) (e)		3,000	1,950,000

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(c)	$	1,000	$756,731
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040		2,865	2,478,963
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		10,690	10,717,809
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(c)		3,250	3,314,402
6.875%, 11/15/2052(c)		2,000	2,028,675
7.00%, 11/15/2057(c)		1,000	1,013,898
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)		5,000	4,673,019
5.00%, 07/01/2055(c)		1,000	862,490
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(c)		2,000	2,106,744
Series 2018-A 6.00%, 07/01/2052(c)		5,170	5,294,759
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)		3,600	2,973,333
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047		1,375	1,377,520
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(c)		1,225	946,332

			58,230,503

Arkansas – 0.1%
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052(c)		2,300	2,256,979

	Principal Amount (000)		U.S. $ Value

California – 9.1%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	$	3,000	$2,514,307
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023-C 5.25%, 01/01/2054		12,190	12,684,826
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679%, 07/01/2053(a)		10,000	9,995,130
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)		5,200	4,335,297
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)		13,500	11,236,219
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)		11,070	7,425,956
4.00%, 08/01/2046(c)		3,335	2,699,520
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)		5,000	3,350,208
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)		32,000	1,823,533
5.50%, 02/01/2040(c)		2,000	1,836,809
Series 2022-A 4.50%, 08/01/2052(c)		6,000	5,053,345
California County Tobacco Securitization Agency Series 2020-B Zero Coupon, 06/01/2055		22,000	3,660,030
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2019-V 5.00%, 05/01/2049		1,730	1,999,210
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 7.75%, 01/01/2050(c)		7,445	7,407,039
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035		2,000	1,978,490

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(c)	$	870	$861,333
6.875%, 01/01/2042(c)		3,415	3,264,685
Series 2014 5.00%, 01/01/2035		1,050	891,954
5.25%, 01/01/2045		2,025	1,589,454
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043		5,000	5,012,703
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047		1,675	1,525,637
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d) (e) (f)		3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)		8,595	8,604,256
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c)		515	344,229
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036(c)		1,000	934,865
5.00%, 11/15/2046(c)		1,000	855,193
5.00%, 11/15/2051(c)		1,000	837,575
5.00%, 11/15/2056(c)		1,000	820,256
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(c)		200	198,277
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(c)		1,895	1,663,296
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(c)		3,500	3,509,386
5.00%, 07/01/2051(c)		1,750	1,751,753
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(c)		1,165	1,040,330

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	$	1,000	$903,648
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(c)		2,850	2,863,773
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(c)		4,610	4,411,058
5.00%, 12/01/2046(c)		5,575	5,114,983
Series 2018 5.25%, 12/01/2048(c)		6,080	5,745,888
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)		10,000	7,761,045
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)		2,800	1,919,091
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)		5,000	4,196,741
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)		6,800	4,464,180
4.00%, 08/01/2047(c)		3,000	2,355,249
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)		2,000	1,373,105
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)		7,500	5,221,547
4.00%, 05/01/2057(c)		10,000	7,009,489
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)		5,000	4,141,012
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)		7,500	5,619,629

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	$	10,000	$8,422,768
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)		3,105	2,168,537
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)		5,800	3,941,904
4.00%, 07/01/2058(c)		7,360	5,042,106
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)		2,000	1,535,623
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)		5,500	3,739,715
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)		2,000	1,351,260
4.00%, 12/01/2056(c)		9,600	7,041,411
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)		1,000	704,220
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)		5,000	3,803,095
Series 2021-A2 4.00%, 07/01/2056(c)		10,000	7,510,930
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)		2,000	1,321,786
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066		39,625	3,922,225
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)		16,525	13,212,293

	Principal Amount (000)		U.S. $ Value

Los Angeles Unified School District/CA Series 2020-C 4.00%, 07/01/2040(a)	$	10,005	$9,963,594
San Joaquin Hills Transportation Corridor Agency Series 2021-A 4.00%, 01/15/2044		5,518	5,160,598
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036		3,600	3,636,274
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060		3,250	527,819
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054		6,520	1,185,375
5.00%, 06/01/2039		680	717,359
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046		5,465	1,008,257
University of California Series 2023-B 5.00%, 05/15/2043		10,000	11,164,637

			271,963,225

Colorado – 3.3%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051		10,000	8,878,892
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039		750	659,824
5.00%, 12/01/2049		1,750	1,451,571
Centerra Metropolitan District No 1 Series 2017 5.00%, 12/01/2037(c)		5,730	5,360,149
Series 2022 6.50%, 12/01/2053		1,000	999,870
City & County of Denver CO Airport System Revenue Series 2015-A 5.00%, 12/01/2048(a)		10,000	10,135,176
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047		1,000	915,515
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051		1,100	871,533
4.00%, 05/01/2061		500	377,690
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061		1,500	1,145,385

	Principal Amount (000)		U.S. $ Value

Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	$	890	$860,155
5.125%, 11/01/2049		765	742,587
Colorado Health Facilities Authority 5.25%, 11/01/2038(a)		2,200	2,347,465
5.25%, 11/01/2039(a)		2,600	2,760,984
5.25%, 11/01/2052(a)		5,000	5,147,060
Colorado Health Facilities Authority (Intermountain Healthcare) Series 2022-S 5.00%, 05/15/2052(a)		10,000	10,454,012
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044		2,000	1,619,751
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042		1,750	1,281,672
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038		735	693,611
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041		1,175	917,874
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c)		1,750	1,199,750
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039		1,405	1,279,433
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(c)		10,000	7,466,441
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052		1,000	901,239
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		9,760	7,741,197
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(c)		2,000	1,665,829
Meridian Ranch Metropolitan District (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052		1,500	1,454,952
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(c)		1,000	937,144

	Principal Amount (000)		U.S. $ Value

Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(c)	$	3,810	$1,714,471
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042		3,000	2,668,189
5.00%, 12/01/2052		1,000	845,247
Sagebrush Farm Metropolitan District No 1 Series 2022-A 6.75%, 12/01/2052		1,500	1,456,229
Spring Hill Metropolitan District No 3 Series 2022-A 6.75%, 12/01/2052(c)		2,000	2,010,481
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038		1,060	982,415
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 6.50%, 12/01/2042		2,000	2,015,451
6.75%, 12/01/2053		3,000	3,013,923
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		189	148,654
AGM Series 2020 5.00%, 12/01/2027		195	210,424
5.00%, 12/01/2030		270	298,771
5.00%, 12/01/2050		205	209,499
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043		1,000	914,031
6.75%, 12/01/2052		1,000	904,484

			97,659,030

Connecticut – 0.3%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036		500	488,236
4.00%, 07/01/2037		800	776,160
State of Connecticut Series 2013-E 5.00%, 08/15/2031(a)		7,850	7,910,460
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053		1,000	1,025,562

			10,200,418

District of Columbia – 0.8%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041		3,070	3,078,221
5.00%, 06/01/2046		635	631,169

	Principal Amount (000)		U.S. $ Value

District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	$	1,000	$997,608
5.00%, 07/01/2048		5,800	5,647,486
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055		164,000	14,247,202

			24,601,686

Florida – 5.2%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040		2,400	1,945,988
4.00%, 10/01/2046		1,750	1,329,415
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044		4,000	4,018,238
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)		15,000	12,938,089
Bexley Community Development District Series 2016 4.875%, 05/01/2047		2,055	1,854,514
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2027		2,320	2,421,441
5.00%, 04/01/2029		2,560	2,742,796
5.00%, 04/01/2031		2,825	3,083,702
5.00%, 04/01/2033		3,110	3,428,909
5.00%, 04/01/2038		3,435	3,644,162
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(c)		1,550	1,358,777
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028		1,300	1,301,199
5.00%, 10/01/2032		1,000	1,000,583
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(c)		1,500	1,151,713
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 3.375%, 07/01/2031(c)		1,000	893,495
5.00%, 07/01/2056(c)		10,000	8,854,402

		Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(c)	$	1,000	$852,900
5.00%, 06/01/2055(c)		1,000	817,955
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 5.00%, 11/01/2050		11,940	12,035,747
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044		6,830	6,865,394
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039		850	400,512
Zero Coupon, 09/01/2042		1,000	388,468
Zero Coupon, 09/01/2049		1,000	263,203
Zero Coupon, 09/01/2053		1,400	292,654
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040		3,000	2,652,370
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035		250	131,875
Zero Coupon, 10/01/2036		410	202,292
Zero Coupon, 10/01/2037		230	106,626
Zero Coupon, 10/01/2038		315	137,726
Zero Coupon, 10/01/2039		390	160,074
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(c)		500	471,481
5.00%, 04/01/2051(c)		1,970	1,728,109
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 6.00%, 08/15/2057(c)		3,900	3,578,225
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)		6,100	5,505,972
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 3.00%, 07/01/2031(c)		675	601,366
4.00%, 07/01/2051(c)		1,950	1,475,499
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)		1,000	989,389

		Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035	$	1,800	$1,803,087
5.00%, 06/15/2050		2,000	1,839,163
5.00%, 06/15/2055		2,000	1,821,896
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057		2,000	2,057,289
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044		795	790,840
5.00%, 03/01/2049		3,375	3,311,625
Hillsborough County Aviation Authority 5.00%, 10/01/2048(a)		10,000	10,481,555
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057		3,000	2,514,586
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037		7,235	7,367,159
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(g)		5,000	4,200,644
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041		1,000	890,197
4.00%, 10/01/2051		1,815	1,497,152
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056		2,100	1,528,388
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)		1,000	967,159
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)		2,000	2,003,509
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047		2,450	2,105,286
5.00%, 01/01/2052		4,500	3,788,996
Tampa Florida Hospitals 4.00%, 07/01/2045(a)		15,415	14,136,600

		Principal Amount (000)	U.S. $ Value

Village Community Development District No. 13 Series 2020 3.50%, 05/01/2051(c)	$	1,955	$1,382,980
Series 2021 1.80%, 05/01/2026		400	368,805

			156,482,176

Georgia – 1.3%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		1,000	1,006,497
5.00%, 08/01/2047		1,650	1,653,980
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)		10,000	9,506,491
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053		10,000	10,568,326
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038		715	732,013
5.00%, 01/01/2039		780	794,117
5.00%, 01/01/2048		1,530	1,492,245
5.00%, 01/01/2049		4,000	4,055,444
5.00%, 01/01/2056		1,360	1,375,195
5.00%, 01/01/2059		1,560	1,485,420
Series 2022 5.50%, 07/01/2063		6,500	6,585,221

			39,254,949

Guam – 0.6%
Guam Power Authority Series 2022-A 5.00%, 10/01/2042		6,500	6,725,412
5.00%, 10/01/2043		1,000	1,031,168
Territory of Guam Series 2019 5.00%, 11/15/2031		820	852,686
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046		4,365	4,164,086
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036		5,000	4,789,096

			17,562,448

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036		4,000	4,007,580

		Principal Amount (000)	U.S. $ Value

Illinois – 9.9%
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035	$	5,405	$5,382,197
5.25%, 12/01/2039		10,095	9,755,899
Series 2016-A 7.00%, 12/01/2044		3,095	3,260,969
Series 2017-A 7.00%, 12/01/2046(c)		4,975	5,359,585
Series 2017-B 6.75%, 12/01/2030(c)		11,365	12,503,642
7.00%, 12/01/2042(c)		2,400	2,598,466
Series 2017-C 5.00%, 12/01/2034		5,055	5,151,042
Series 2017-G 5.00%, 12/01/2044		8,150	7,873,070
Series 2018-A 5.00%, 12/01/2028		3,750	3,882,881
5.00%, 12/01/2032		4,800	4,925,948
5.00%, 12/01/2033		2,600	2,661,258
Series 2018-C 5.00%, 12/01/2026		4,900	5,026,449
Series 2019-B 5.00%, 12/01/2030		425	438,805
5.00%, 12/01/2031		750	773,774
5.00%, 12/01/2032		310	319,490
5.00%, 12/01/2033		290	298,008
Series 2022-B 4.00%, 12/01/2041		5,000	4,245,427
Chicago O’Hare International Airport 5.25%, 01/01/2053(a)		37,000	38,198,404
Series 2022 5.50%, 01/01/2055(a)		10,000	10,610,050
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(a)		4,510	3,920,605
4.00%, 12/01/2055(a)		10,250	8,829,964
City of Chicago IL Series 2015-2 5.00%, 01/01/2025		400	405,559
Series 2016-C 5.00%, 01/01/2038		90	90,182
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d) (e)		7,950	4,899,413
Illinois Finance Authority 4.00%, 08/15/2036(a)		3,000	2,922,264
4.00%, 08/15/2037(a)		3,000	2,907,731
4.00%, 08/15/2038(a)		4,000	3,860,824
4.00%, 08/15/2039(a)		2,500	2,399,675
4.00%, 08/15/2040(a)		1,750	1,655,093
4.00%, 08/15/2041(a)		2,000	1,882,131

		Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(c)	$	1,000	$751,542
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043		1,190	1,024,600
4.00%, 08/01/2046		2,000	1,683,397
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047		1,790	1,722,269
5.00%, 02/15/2050		1,000	947,630
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035		400	350,101
4.00%, 09/01/2037		520	434,019
4.00%, 09/01/2039		1,000	811,990
4.00%, 09/01/2041		385	302,676
5.00%, 09/01/2036		540	516,537
5.00%, 09/01/2038		1,000	941,284
5.00%, 09/01/2040		1,000	922,569
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		11,613	6,726,182
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049		1,075	1,044,018
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)		6,100	6,112,109
7.17%, 11/01/2038		600	612,434
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042(a)		10,985	10,559,775
4.00%, 01/01/2046(a)		6,000	5,648,826
Series 2022-2 6.44%, 01/01/2042(c)		3,665	3,381,388
6.441%, 01/01/2046(c)		2,000	1,765,884
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041		24,500	9,141,462
Zero Coupon, 12/15/2050		19,675	4,267,626
State of Illinois Series 2010 7.35%, 07/01/2035		6,964	7,577,406
Series 2016 5.00%, 02/01/2028		15,000	15,608,437
5.00%, 02/01/2029		13,000	13,518,296
Series 2017-D 5.00%, 11/01/2028		13,400	14,030,477
Series 2019-B 5.00%, 11/01/2030		5,565	5,894,195

	Principal Amount (000)		U.S. $ Value

Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	$	7,893	$7,211,812
Series 2016-B 7.00%, 03/01/2033		3,574	3,380,368
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025		1,014	1,006,940
5.00%, 03/01/2036		8,950	8,514,354
Series 2015-B 6.00%, 03/01/2036		2,493	2,495,309

			295,944,717

Indiana – 1.8%
City of Fort Wayne IN (Do Good Foods Fort Wayne LLC Obligated Group) Series 2022 9.00%, 12/01/2044(c)		10,375	10,236,230
10.75%, 12/01/2029		1,400	1,373,836
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(c)		3,350	2,599,958
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)		18,235	13,725,319
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038		2,045	1,753,134
4.00%, 04/01/2040		2,215	1,854,392
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026(g)		1,000	946,818
4.00%, 11/15/2027(g)		1,000	930,564
4.00%, 11/15/2030(g)		1,000	882,724
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039		2,675	2,608,864
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030		6,375	5,669,051
Series 2020-A 3.00%, 11/01/2030		2,690	2,392,117
Series 2021-B 2.50%, 11/01/2030		4,025	3,451,234
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057		5,000	4,613,538

			53,037,779

	Principal Amount (000)		U.S. $ Value

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	$	10,000	$10,014,528
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031		2,265	2,031,428
4.00%, 12/01/2041		3,400	2,709,161
4.00%, 12/01/2046		2,275	1,716,878
4.00%, 12/01/2051		4,060	2,958,112
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051		5,000	4,502,341

			23,932,448

Kansas – 0.5%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043		7,500	7,642,163
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037		1,000	964,935
5.00%, 03/01/2039		1,070	1,016,428
5.00%, 03/01/2044		655	609,068
5.00%, 03/01/2049		3,835	3,530,901

			13,763,495

Kentucky – 2.6%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038		745	678,740
City of Henderson KY (Pratt Paper LLC) Series 2022 4.70%, 01/01/2052(c)		7,000	6,579,053
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044(a)		24,300	24,670,881
5.00%, 08/01/2049(a)		4,980	5,011,923
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042		7,765	6,469,688
5.50%, 11/15/2045		2,350	1,944,834
Series 2016-A 5.00%, 05/15/2046		4,500	3,378,657
5.00%, 05/15/2051		3,500	2,536,376

	Principal Amount (000)		U.S. $ Value

Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	$	4,045	$4,129,216
5.25%, 06/01/2041		3,650	3,723,779
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050		2,650	2,227,106
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)		1,105	1,102,237
5.75%, 11/01/2040(c)		5,130	5,149,830
Series 2022-B 6.75%, 11/01/2040(c)		850	853,098
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(a)		10,000	9,783,628
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038		370	382,753

			78,621,799

Louisiana – 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045		7,625	7,184,360
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041		5,000	5,115,299
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)		25	26,404
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d) (e) (f)		7,250	73
Series 2014-A 8.375%, 07/01/2039(d) (e) (f)		17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051(a)		10,000	10,087,530

	Principal Amount (000)		U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	$	955	$1,028,876
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037		4,600	4,351,573

			27,794,285

Maine – 0.6%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)		7,270	7,255,667
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037(a)		1,150	1,126,596
4.00%, 07/01/2038(a)		1,350	1,310,631
4.00%, 07/01/2039(a)		2,000	1,929,173
4.00%, 07/01/2040(a)		1,690	1,619,368
Maine Health & Higher Educational Facilities Authority (MaineHealth Obligated Group) Series 2020-A 4.00%, 07/01/2045(a)		4,215	3,903,683

			17,145,118

Maryland – 2.1%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034		1,500	1,512,039
6.125%, 07/01/2039		750	755,771
6.25%, 07/01/2044		2,000	2,015,236
Maryland Economic Development Corp. Series 2020 3.25%, 09/01/2030		500	454,809
Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 4.00%, 09/01/2050		1,500	1,202,783
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025		475	481,532
5.00%, 01/01/2026		495	506,590
5.00%, 01/01/2027		430	444,405
5.00%, 01/01/2028		300	313,011
5.00%, 01/01/2029		290	305,080
5.00%, 01/01/2030		285	301,590
5.00%, 01/01/2036		1,790	1,813,588

	Principal Amount (000)		U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040	$	3,500	$3,543,089
5.00%, 07/01/2045		1,775	1,788,156
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)		45,000	47,725,384

			63,163,063

Massachusetts – 1.5%
Commonwealth of Massachusetts Series 2020-D 4.00%, 11/01/2041(a)		10,630	10,441,119
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034		1,135	1,163,673
5.00%, 10/01/2035		3,000	3,062,235
5.00%, 10/01/2043		1,115	1,119,531
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044		1,000	1,004,321
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(c)		1,000	1,009,324
Massachusetts Development Finance Agency (Springfield College) Series 2021-B 4.00%, 06/01/2041		1,355	1,181,119
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2036		3,000	3,034,216
5.00%, 07/01/2044		4,230	4,021,702
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036(a)		4,500	4,769,298
5.00%, 07/01/2037(a)		4,000	4,219,276
5.00%, 07/01/2038(a)		8,100	8,525,203

			43,551,017

Michigan – 1.1%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044		7,000	5,034,381
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047		1,060	855,834
5.00%, 11/01/2052		1,185	934,369
Michigan Finance Authority Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)		45	47,787

	Principal Amount (000)		U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2030	$	1,000	$1,017,351
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027		185	178,253
4.00%, 02/01/2032		285	265,966
4.00%, 02/01/2042		745	599,606
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065		16,250	1,518,595
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039		13,580	13,595,722
5.00%, 07/01/2044		1,200	1,193,583
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058		164,100	6,484,887

			31,726,334

Minnesota – 0.5%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051		230	177,634
4.00%, 09/01/2061		870	638,226
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(a)		10,250	10,400,731
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036		1,000	840,192
4.00%, 07/01/2041		830	657,094
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(c)		1,000	763,355
4.00%, 06/01/2051(c)		1,000	686,226
4.00%, 06/01/2056(c)		1,000	664,118

			14,827,576

	Principal Amount (000)		U.S. $ Value

Mississippi – 0.7%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(h)	$	5,750	$5,616,830
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047		1,000	997,232
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(c)		1,000	821,183
5.00%, 10/01/2031(c)		2,850	2,979,627
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036		6,400	6,494,388
5.00%, 09/01/2046		2,285	2,262,002
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037		465	457,080
5.00%, 01/01/2035		750	801,332

			20,429,674

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036		1,825	1,865,498
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(c)		5,000	4,930,111
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)		1,855	1,580,082
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037		804	701,543
Series 2021-C 7.50%, 11/15/2046		643	496,609
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046		1,165	54,852
5.00%, 11/15/2046		2,610	1,935,460
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036		2,000	1,815,367
5.00%, 08/15/2046		5,585	4,701,412
5.00%, 08/15/2051		2,415	1,988,194
Series 2021-A 5.00%, 08/15/2056		5,000	4,039,027

			24,108,155

	Principal Amount (000)		U.S. $ Value

Nebraska – 0.8%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2032	$	10,730	$11,298,484
5.00%, 09/01/2042(a)		14,215	14,164,284

			25,462,768

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)		10,500	1,295,179
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)		2,550	2,287,883
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045		3,000	3,035,296
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(c)		1,635	1,459,321

			8,077,679

New Hampshire – 0.5%
New Hampshire Business Finance Authority National Finance Authority Series 2022-2 0.35%, 09/20/2036		11,000	263,213
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(c)		1,240	945,275
Series 2020-B 3.75%, 07/01/2045(c)		2,475	1,897,646
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059		10,920	11,334,441

			14,440,575

New Jersey – 4.2%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(c)		1,000	819,936
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034		9,780	9,867,149

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	$	2,000	$2,012,110
5.00%, 10/01/2047		8,750	8,567,795
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043		7,515	7,515,391
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		4,140	4,113,193
Series 2014-B 5.625%, 11/15/2030		4,525	4,552,681
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050		1,195	1,034,462
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013-A 5.00%, 06/15/2036		5,000	5,011,560
Series 2015-A 5.00%, 06/15/2045		1,000	1,011,161
Series 2018-A 5.00%, 12/15/2033(a)		12,240	13,173,191
5.00%, 12/15/2035(a)		6,545	6,932,516
Series 2019-B 4.00%, 06/15/2037		930	913,327
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046		60,055	59,374,961

			124,899,433

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039		445	379,597
5.00%, 07/01/2049		3,935	3,036,586

			3,416,183

New York – 5.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)		4,415	4,400,295
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(c)		2,050	1,774,379
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039		7,050	5,989,162
5.50%, 11/01/2044		2,875	2,465,766

	Principal Amount (000)		U.S. $ Value

Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(d) (e) (f) (i)	$	5,000	$0
Metropolitan Transportation Authority Series 2016-B 5.00%, 11/15/2025		635	656,636
5.00%, 11/15/2037		13,265	13,446,318
Series 2016-D 5.00%, 11/15/2027		4,630	4,763,139
Series 2017-C 5.00%, 11/15/2028		1,650	1,708,269
Series 2020-C 4.75%, 11/15/2045		2,000	1,960,110
Series 2020-D 4.00%, 11/15/2048		10,000	8,570,331
5.00%, 11/15/2043		4,000	4,065,914
Series 2020-E 4.00%, 11/15/2045		2,000	1,745,000
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050		3,150	2,483,581
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058		7,315	3,514,510
9.00%, 01/01/2041(c)		3,660	3,019,467
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040		1,355	1,026,627
New York City NY Transitional 5.00%, 02/01/2032(a)		8,640	8,651,943
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050		51,990	7,051,248
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 5.00%, 10/01/2035		2,500	2,561,688
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041		17,110	17,109,422
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046		5,780	4,607,869
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)		10,000	10,858,549
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(a)		10,000	11,222,492

	Principal Amount (000)		U.S. $ Value

Series 2022 5.00%, 05/15/2052(a)	$	13,000	$14,425,707
Series 2022-C 5.25%, 05/15/2052(a)		5,000	5,451,199
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		4,270	3,428,486
5.25%, 09/15/2042		1,795	1,405,724
5.25%, 09/15/2047		3,080	2,307,640
5.25%, 09/15/2053		6,635	4,787,467
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(c)		7,650	7,297,236
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(c)		1,650	1,212,841

			163,969,015

North Carolina – 0.2%
Fayetteville State University Series 2023 5.00%, 04/01/2033(c)		710	770,394
5.00%, 04/01/2035(c)		830	887,467
5.00%, 04/01/2039(c)		1,120	1,157,257
5.00%, 04/01/2041(c)		1,290	1,318,947
5.00%, 04/01/2043(c)		1,480	1,506,496
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035		1,625	1,596,664

			7,237,225

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e)		1,550	852,500
7.00%, 12/15/2043(c) (d) (e)		1,610	885,500
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043		5,000	4,580,237

			6,318,237

Ohio – 3.3%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057		36,605	4,246,180
5.00%, 06/01/2055		36,445	33,094,320

	Principal Amount (000)		U.S. $ Value

City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	$	1,000	$1,093,014
5.00%, 08/01/2033		800	872,294
5.00%, 08/01/2034		1,000	1,085,551
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042		20,920	21,046,872
5.00%, 02/15/2052		2,250	2,214,747
5.25%, 02/15/2047		7,325	7,432,363
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049		2,840	2,336,771
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039		565	506,871
5.125%, 12/01/2049		690	590,487
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e)		5,215	1,825,250
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042		1,000	992,915
6.75%, 12/01/2052		10,000	9,805,119
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)		3,700	2,571,562
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(c)		1,540	1,475,929
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056		1,000	956,114
Toledo-Lucas County Port Authority (ParkUToledo Inc) Series 2021 4.00%, 01/01/2057		7,065	5,211,807

			97,358,166

Oklahoma – 1.3%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038		2,545	2,016,953
3.25%, 09/01/2039		1,000	778,241
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044		4,525	4,368,690
5.00%, 08/01/2049		4,520	4,302,551

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	$3,165	$3,042,721
5.50%, 08/15/2052	5,000	4,570,326
5.50%, 08/15/2057	11,290	10,199,371
Series 2022-A 5.50%, 08/15/2044	10,000	9,388,540
Tulsa Authority for Economic Opportunity (Tulsa Authority for Economic Opportunity Increment District No. 8) Series 2021 4.375%, 12/01/2041(c)	1,980	1,607,153

		40,274,546

Oregon – 0.4%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	883,300
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.40%, 10/01/2044	2,750	2,439,290
5.50%, 10/01/2049	5,650	4,977,941
Multnomah County School District No 40 Series 2023-A Zero Coupon, 06/15/2051(g)	10,000	2,337,063
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	340	312,140

		10,949,734

Pennsylvania – 4.0%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(c)	3,070	2,971,246
Series 2018 5.00%, 05/01/2042(c)	2,325	2,250,115
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	1,800	1,206,699
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	6,000	5,612,487
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	3,634,070

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(c)	$2,750	$2,662,578
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	7,950	8,079,201
6.00%, 06/01/2051	3,715	3,752,609
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,023,644
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	865	843,074
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043(a)	2,000	2,171,223
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(a)	8,000	8,115,618
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,029,264
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	859,936
5.00%, 03/01/2045	500	412,361
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057(a)	10,000	10,022,059
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	15,215,149
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.00%, 12/31/2057(a)	6,000	6,055,289
5.75%, 12/31/2062(a)	4,000	4,269,256
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)	1,640	1,205,254

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	$11,500	$11,150,837
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,110	2,129,799
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	2,010	2,113,018
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,250,589
6.50%, 06/01/2045	2,390	2,308,053
6.625%, 06/01/2050	3,870	3,762,630
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	2,240	2,201,655
5.00%, 08/01/2054	1,585	1,534,021
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(c)	6,920	4,255,905
5.00%, 01/01/2057(c)	5,475	3,248,562
Series 2016-B 6.08%, 01/01/2026(c)	495	468,597
Series 2016-C Zero Coupon, 01/01/2036(c)	3,010	959,866
Series 2016-D Zero Coupon, 01/01/2057(h)	59,415	3,564,900

		120,339,564

Puerto Rico – 12.0%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	3,830	672,121
Series 2008-A Zero Coupon, 05/15/2057	70,000	4,615,471
Series 2008-B Zero Coupon, 05/15/2057	445,000	24,056,833
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	872	817,988
Zero Coupon, 07/01/2033	21,858	12,416,347
4.00%, 07/01/2033	27,493	24,574,393
4.00%, 07/01/2035	6,453	5,636,418
4.00%, 07/01/2037	2,012	1,714,966
4.00%, 07/01/2041	2,735	2,251,023
5.625%, 07/01/2029	7,607	7,924,546
5.75%, 07/01/2031	5,122	5,380,481

	Principal Amount (000)	U.S. $ Value

Series 2022-A Zero Coupon, 11/01/2051	$16,150	$7,045,437
Series 2022-C Zero Coupon, 11/01/2043	30,439	13,088,790
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	4,619	3,868,371
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	655	673,890
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	3,560	3,581,461
5.25%, 07/01/2041	4,260	4,291,700
PR Custodial Trust (PR Custodial Trust) Series 2022 5.50%, 07/01/2029	305	301,908
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	1,740	1,767,478
Series 2020-A 5.00%, 07/01/2025(c)	5,000	5,082,083
5.00%, 07/01/2030(c)	10,000	10,134,048
5.00%, 07/01/2047(c)	10,000	9,618,194
Series 2021-B 4.00%, 07/01/2047(c)	1,975	1,630,826
5.00%, 07/01/2025(c)	3,505	3,562,540
5.00%, 07/01/2028(c)	2,550	2,603,616
5.00%, 07/01/2029(c)	3,850	3,915,738
5.00%, 07/01/2033(c)	2,835	2,836,718
5.00%, 07/01/2037(c)	2,530	2,479,139
Series 2022-A 4.00%, 07/01/2047(c)	3,230	2,667,124
5.00%, 07/01/2033(c)	10,000	10,006,698
5.00%, 07/01/2037(c)	10,000	9,798,969
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d) (e)	7,425	5,160,375
5.00%, 07/01/2037(d) (e)	10,045	6,981,275
Series 2008-W 5.00%, 07/01/2028(d) (e)	7,285	5,044,862
Series 2008-WW 5.375%, 07/01/2024(d) (e)	3,700	2,571,500
Series 2010-A 5.25%, 07/01/2029(d) (e)	2,370	1,647,150
5.25%, 07/01/2030(d) (e)	390	272,025
Series 2010-C 5.00%, 07/01/2024(d) (e)	1,530	1,057,613
5.25%, 07/01/2027(d) (e)	2,000	1,390,000
5.25%, 07/01/2028(d) (e)	5,255	3,652,225
Series 2010-DDD 5.00%, 07/01/2020(d) (j)	1,660	1,130,875

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2021(d) (j)	$920	$626,750
5.00%, 07/01/2022(d) (j)	610	415,563
Series 2010-X 5.25%, 07/01/2027(d) (e)	3,725	2,588,875
5.25%, 07/01/2040(d) (e)	10,035	7,024,500
5.75%, 07/01/2036(d) (e)	1,000	705,000
Series 2010-ZZ 5.25%, 07/01/2019(d) (j)	1,715	1,172,631
5.25%, 07/01/2022(d) (j)	1,565	1,070,069
5.25%, 07/01/2024(d) (e)	1,570	1,089,188
5.25%, 07/01/2025(d) (e)	440	305,250
Series 2012-A 5.00%, 07/01/2029(d) (e)	3,345	2,316,412
5.00%, 07/01/2042(d) (e)	200	139,000
AGM Series 2007-V 5.25%, 07/01/2031	14,090	14,164,463
NATL Series 2007-V
5.25%, 07/01/2029	215	215,914
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	11,820	10,933,500
Series 2022-B
Zero Coupon, 07/01/2032	3,000	1,871,250
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	14,580	14,807,428
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	138	129,923
Zero Coupon, 07/01/2027	383	313,473
Zero Coupon, 07/01/2029	1,519	1,124,700
Zero Coupon, 07/01/2046	53,618	13,674,199
Series 2019-A 4.329%, 07/01/2040	21,770	19,728,024
4.55%, 07/01/2040	2,637	2,456,027
5.00%, 07/01/2058	47,481	43,934,169

		358,729,523

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,834,186
5.00%, 05/15/2032	1,890	1,928,535
5.00%, 05/15/2033	1,000	1,019,620
5.00%, 05/15/2034	1,600	1,627,915

		6,410,256

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.4%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	$2,975	$2,875,612
5.26%, 11/01/2032	500	483,064
5.41%, 11/01/2039	7,515	7,150,010
6.28%, 11/01/2039	330	313,043
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)	3,115	2,342,547
6.50%, 06/01/2051(c)	3,175	2,272,750
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 Zero Coupon, 06/01/2052	6,215	4,240,938
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043	1,606	1,218,476
4.00%, 12/01/2046	5,500	4,910,600
4.00%, 12/01/2049	14,178	12,461,708
4.00%, 12/01/2050	4,047	3,541,373

		41,810,121

South Dakota – 0.1%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2041	835	704,206
4.00%, 08/01/2051	3,620	2,834,858

		3,539,064

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(c)	19,305	17,488,403
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	805	766,320
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	2,350	2,349,802
9.50%, 11/01/2052(c)	6,600	6,599,035
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,000	789,814
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(c) (d) (e)	100	6,500

	Principal Amount (000)	U.S. $ Value

Series 2018-A 6.25%, 04/01/2049(c) (d) (e)	$4,465	$1,562,750
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(c)	1,300	1,012,833
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	868,131
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044	1,075	1,026,629
5.25%, 12/01/2049	3,250	3,045,957
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	5,800	4,391,696

		39,907,870

Texas – 7.0%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	2,209,265
Series 2021-B 5.00%, 10/01/2050(c)	4,250	3,552,294
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	1,100	1,086,767
6.375%, 06/01/2062(c)	3,500	3,467,168
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,178,969
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	487,773
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(c)	6,205	5,102,352
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,395,419

	Principal Amount (000)	U.S. $ Value

Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)	$8,500	$8,389,364
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)	69,320	4,797,998
6.00%, 12/01/2062	8,080	8,281,413
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)	3,460	3,362,816
6.25%, 12/01/2054(c)	1,400	1,279,901
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,716,902
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,639,847
Series 2015-B 5.00%, 07/15/2030	3,155	3,117,657
5.00%, 07/15/2035	1,500	1,464,771
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,471,515
Series 2013
6.00%, 08/15/2043	1,000	1,009,053
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,065,574
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(c)	2,000	2,000,196
Decatur Hospital Authority Series 2014-A 5.25%, 09/01/2044	6,300	6,079,230
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,076,369
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052(a)	10,000	10,274,073
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2043	2,965	835,650
Zero Coupon, 12/01/2055	5,000	596,317
Zero Coupon, 12/01/2056	3,325	370,407

	Principal Amount (000)	U.S. $ Value

Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	$1,055	$1,095,828
5.00%, 10/15/2034	1,665	1,721,773
5.00%, 10/15/2037	2,765	2,817,569
5.00%, 10/15/2038	2,615	2,658,824
5.00%, 10/15/2039	2,840	2,877,674
5.00%, 10/15/2044	5,375	5,325,159
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,842,979
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	15,000	14,631,250
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(h)	10,000	10,000,000
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(d) (e)	4,145	3,730,500
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	9,306	4,034,941
7.50%, 11/15/2036	2,265	1,895,902
7.50%, 11/15/2037	365	289,513
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	2,285	2,158,260
5.00%, 01/01/2042	7,485	6,827,767
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,354,152
Series 2022 4.00%, 01/01/2047	1,300	910,004
4.25%, 01/01/2057	5,000	3,334,143
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	4,799,575
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,593,770

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	$1,000	$950,384
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	946,650
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	14,937,945
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)	1,460	1,072,863
Series 2021 2.75%, 01/01/2036(c)	1,750	1,265,104
2.875%, 01/01/2041(c)	2,000	1,338,091
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	1,090	1,095,303
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d) (e) (f)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(d) (e)	2,585	1,034,000
Series 2015-B 5.00%, 11/15/2036(d) (e)	1,125	450,000
Series 2017 5.25%, 11/15/2047(d) (e)	845	338,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (e)	16,668	10,834,225
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049	2,625	2,466,486
Uptown Development Authority Series 2017-A 5.00%, 09/01/2040	1,985	1,987,811

		210,355,505

	Principal Amount (000)	U.S. $ Value

Utah – 0.5%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(a)	$5,000	$5,315,182
5.00%, 05/15/2050(a)	8,000	8,405,660
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	3,000	2,088,887

		15,809,729

Virginia – 2.4%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	4,669	4,450,287
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(c)	1,260	1,127,390
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	30,935	28,835,522
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(c)	4,000	3,798,531
Series 2015-A 5.00%, 07/01/2035(c)	1,200	1,203,055
5.00%, 07/01/2045(c)	3,110	2,953,358
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	7,000	5,846,718
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049	6,275	6,237,861
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 7.677% (SOFR + 5.50%), 06/01/2029(b) (c)	8,500	8,166,551
8.50%, 06/01/2042(c)	10,000	9,295,313

		71,914,586

Washington – 2.3%
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,589,647
Port of Seattle WA Series 2019 5.00%, 04/01/2044(a)	10,000	10,332,512
Washington Health Care Facilities Authority 5.00%, 09/01/2055(a)	10,000	10,125,421
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2039(a)	2,000	2,059,172
5.00%, 08/01/2044(a)	8,970	9,106,905
5.00%, 08/01/2049(a)	3,000	3,019,231

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	$2,835	$2,984,624
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 3.00%, 12/01/2035(c)	440	386,898
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	9,793,046
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(c)	2,000	1,870,993
5.00%, 01/01/2036(c)	2,200	1,862,695
5.00%, 01/01/2046(c)	4,425	3,414,806
Series 2019-A 5.00%, 01/01/2044(c)	440	343,830
5.00%, 01/01/2049(c)	275	208,892
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	4,663,846
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044 (Pre-refunded/ETM)(c)	4,185	4,317,827

		70,080,345

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(c)	1,000	757,395
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(c)	2,250	1,995,715
Series 2022-A
6.25%, 06/01/2024	2,170	2,169,358
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	1,949,888

	Principal Amount (000)	U.S. $ Value

West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) Series 2019 5.00%, 09/01/2038	$2,470	$2,531,831
5.00%, 09/01/2039	1,400	1,437,173

		10,841,360

Wisconsin – 5.9%
Public Finance Authority 4.00%, 10/01/2052(a)	10,000	9,016,817
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	6,175	4,645,995
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(c)	7,245	7,009,662
5.00%, 10/01/2039(c)	7,095	6,624,194
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	10,915,875
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	2,000	1,987,093
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	812,867
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,751,736
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	980	790,450
5.00%, 11/01/2054	1,100	851,904
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	1,605	1,383,325
Series 2022-A 3.875%, 12/01/2039(c)	7,370	6,305,004
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(c)	7,850	7,780,770
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(c)	750	659,747

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(c)	$8,770	$7,808,963
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(c)	27,000	24,093,283
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	1,885	1,833,294
Series 2016-D 4.05%, 11/01/2030	1,780	1,702,850
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	6,998,297
5.75%, 02/01/2052(c)	13,000	12,548,663
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	6,875	6,829,399
6.625%, 02/01/2046(c)	4,750	4,395,338
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	937,655
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(c)	1,000	956,728
7.25%, 12/01/2042(c)	2,370	2,260,188
7.50%, 12/01/2052(c)	2,060	1,958,073
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)	6,640	4,812,822
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 4.00%, 06/01/2045(a)	10,000	9,038,635
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014-A 6.00%, 11/15/2049 (Pre-refunded/ETM)(c)	1,500	1,558,220
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,740	1,755,628
Series 2020 5.00%, 04/01/2050(c)	800	721,218
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	16,500	10,733,308

	Principal Amount (000)	U.S. $ Value

Series 2022 4.00%, 06/01/2049(c)	$4,000	$2,744,448
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(c)	1,725	1,531,759
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	2,000	1,421,569
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,544,494
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(c)	5,000	4,208,751
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041	1,500	1,225,445
4.00%, 12/01/2051	1,500	1,128,967

		175,283,434

Total Municipal Obligations (cost $3,486,293,914)		3,082,513,760

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.5%
Agency CMBS – 2.5%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	10,685	9,915,617
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	4,223	3,973,967
Series 2021-2, Class X 0.823%, 03/25/2035(k)	15,724	842,558
Series 2021-3, Class A 3.25%, 08/20/2036	3,924	3,621,692
Series 2021-3, Class X 0.788%, 08/20/2036(k)	14,005	763,128
Series 2019-2, Class A 4.00%, 03/20/2033	5,303	5,238,323
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XCA 0.953%, 07/25/2036(k)	6,858	402,355
Series 2022-ML13, Class XUS 0.983%, 09/25/2036(k)	11,951	848,903
National Finance Authority Series 2022-2, Class X 0.681%, 10/01/2036(k)	9,950	507,827

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	$16,860	$16,300,718
Series 2020-1, Class A 4.125%, 01/20/2034	12,265	12,066,896
Series 2022-2, Class A 4.00%, 10/20/2036	9,950	9,285,188
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	9,893	9,053,244
Series 2021-1, Class X
0.726%, 12/20/2035(k)	7,797	383,526

Total Commercial Mortgage-Backed Securities (cost $80,287,363)		73,203,942

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	7,730	5,787,064

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(i)	13,775	10,112,199

Consumer Non-Cyclical – 0.4%
Medline Borrower LP 3.875%, 04/01/2029(c)	10,000	8,338,800
Tower Health Series 2020 4.451%, 02/01/2050	5,300	2,449,236

		10,788,036

Services – 0.1%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (e) (i)	5,265	1,842,750

Financial Institutions – 0.0%
Banking – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(i) (l)	1,027	1,017,858

Total Corporates - Non-Investment Grade (cost $36,484,636)		29,547,907

	Shares

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(m) (n) (o) (cost $122,636,017)	122,636,017	122,636,017

Total Investments – 110.5% (cost $3,725,701,930)(p)		3,307,901,626
Other assets less liabilities – (10.5)%		(313,208,371)

Net Assets – 100.0%		$2,994,693,255

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$2,877,047	$—	$2,877,047
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	1,426,371	—	1,426,371
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	1,409,494	—	1,409,494
USD	5,360	01/15/2025	4.028%	CPI#	Maturity	182,497	—	182,497
USD	15,550	01/15/2026	CPI#	3.765%	Maturity	(490,560)	—	(490,560)
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(2,431,431)	—	(2,431,431)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	(1,890,049)	(53,853)	(1,836,196)
USD	41,300	01/15/2027	CPI#	3.323%	Maturity	(1,887,225)	—	(1,887,225)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	17,423,247	—	17,423,247
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	19,399,645	—	19,399,645
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	(2,307,035)	—	(2,307,035)
USD	68,050	01/15/2029	CPI#	3.735%	Maturity	192,404	—	192,404
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	(1,101,264)	—	(1,101,264)
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	4,928,821	—	4,928,821
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	4,890,052	—	4,890,052
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	2,065,643	—	2,065,643
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	2,200,609	—	2,200,609
USD	25,000	01/15/2031	2.989%	CPI#	Maturity	1,221,775	—	1,221,775
USD	22,280	01/15/2032	CPI#	3.064%	Maturity	(807,478)	—	(807,478)
USD	18,550	04/15/2032	CPI#	2.909%	Maturity	(909,955)	—	(909,955)

						$46,392,608	$(53,853)	$46,446,461

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	186,000	01/15/2027	1 Day SOFR	3.827%	Annual	$(2,483,940)	$—	$(2,483,940)
USD	150,000	01/15/2027	1 Day SOFR	3.528%	Annual	(3,672,380)	—	(3,672,380)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	(1,840,306)	—	(1,840,306)
USD	125,000	01/15/2027	1 Day SOFR	3.557%	Annual	(2,916,904)	—	(2,916,904)
USD	140,000	04/15/2032	2.748%	1 Day SOFR	Annual	10,449,923	—	10,449,923
USD	80,000	04/15/2032	2.671%	1 Day SOFR	Annual	6,253,785	—	6,253,785
USD	63,000	04/15/2032	2.815%	1 Day SOFR	Annual	4,045,543	381,520	3,664,023
USD	25,000	04/15/2032	2.757%	1 Day SOFR	Annual	1,846,437	—	1,846,437
USD	18,000	04/15/2032	3.069%	1 Day SOFR	Annual	836,440	—	836,440
USD	11,000	04/15/2032	2.175%	1 Day SOFR	Annual	1,304,166	—	1,304,166
USD	10,000	04/15/2032	3.082%	1 Day SOFR	Annual	454,241	—	454,241
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,385,611)	—	(1,385,611)

						$12,891,394	$381,520	$12,509,874

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	215	$(41,257)	$(19,899)	$(21,358)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	293	(56,109)	(34,220)	(21,889)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	418	(80,202)	(48,724)	(31,478)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,425	(273,173)	(169,981)	(103,192)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	95	(18,152)	(10,954)	(7,198)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	118	(22,664)	(11,032)	(11,632)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,468	(281,425)	(137,155)	(144,270)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,210	(423,567)	(201,127)	(222,440)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,901	(556,028)	(333,313)	(222,715)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,740	(1,100,174)	(515,591)	(584,583)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	550	(105,396)	(65,308)	(40,088)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,779	(341,054)	(199,929)	(141,125)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,435	(275,044)	(123,569)	(151,475)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,915	(367,018)	(169,156)	(197,862)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	4,793	$(918,756)	$(643,180)	$(275,576)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,609	(1,650,262)	(745,533)	(904,729)

						$(6,510,281)	$(3,428,671)	$(3,081,610)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	10,000	04/07/2023	SIFMA*	2.655%	Maturity	$(206,753)	$—	$(206,753)
Citibank, NA	USD	25,000	05/01/2023	SIFMA*	3.090%	Maturity	409,907	—	409,907
Citibank, NA	USD	20,000	06/15/2023	SIFMA*	3.440%	Maturity	737,183	—	737,183
Citibank, NA	USD	10,000	10/06/2023	SIFMA*	3.430%	Maturity	232,549	—	232,549
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	2,655,218	—	2,655,218
Morgan Stanley Capital Services LLC	USD	5,000	03/15/2023	SIFMA*	2.400%	Maturity	(159,534)	—	(159,534)
Morgan Stanley Capital Services LLC	USD	10,000	03/23/2023	SIFMA*	2.460%	Maturity	(327,967)	—	(327,967)
Morgan Stanley Capital Services LLC	USD	20,000	04/14/2023	SIFMA*	2.800%	Maturity	(178,797)	—	(178,797)
Morgan Stanley Capital Services LLC	USD	10,000	05/15/2023	SIFMA*	3.400%	Maturity	396,747	—	396,747
Morgan Stanley Capital Services LLC	USD	10,000	05/18/2023	SIFMA*	3.400%	Maturity	390,467	—	390,467
Morgan Stanley Capital Services LLC	USD	20,000	07/10/2023	SIFMA*	2.900%	Maturity	(382,733)	—	(382,733)

							$3,566,287	$—	$3,566,287

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2023.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $794,937,691 or 26.5% of net assets.

(d)	Non-income producing security.
(e)	Defaulted.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034	07/10/2015	5,000,000	0	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	5,203,615	73	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 8.375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	5,720,000	1,430,000	0.05%

(g)	When-Issued or delayed delivery security.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.64% of net assets as of February 28, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	$5,665,714	$5,616,830	0.19%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	10,000,000	10,000,000	0.33%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	6,823,294	3,564,900	0.12%

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Defaulted matured security.
(k)	IO - Interest Only.
(l)	Fair valued by the Adviser.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $103,665,700 and gross unrealized depreciation of investments was $(462,024,992), resulting in net unrealized depreciation of $(358,359,292).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$3,082,513,760	$0	(a)	$3,082,513,760
Commercial Mortgage-Backed Securities	—	73,203,942	—		73,203,942
Corporates - Non-Investment Grade	—	16,575,100	12,972,807		29,547,907
Short-Term Investments	122,636,017	—	—		122,636,017
Liabilities:
Floating Rate Notes(b)	(350,290,000)	—	—		(350,290,000)

Total Investments in Securities	(227,653,983)	3,172,292,802	12,972,807	(a)	2,957,611,626
Other Financial Instruments(c):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	58,217,605	—		58,217,605
Centrally Cleared Interest Rate Swaps	—	25,190,535	—		25,190,535
Interest Rate Swaps	—	4,822,071	—		4,822,071
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(11,824,997)	—		(11,824,997)
Centrally Cleared Interest Rate Swaps	—	(12,299,141)	—		(12,299,141)
Credit Default Swaps	—	(6,510,281)	—		(6,510,281)
Interest Rate Swaps	—	(1,255,784)	—		(1,255,784)

Total	$(227,653,983)	$3,228,632,810	$12,972,807	(a)	$3,013,951,634

(a)	The Fund held securities with zero market value at period end.

(b)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Portfolio	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,724	$700,352	$596,440	$122,636	$834